Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 7, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Removal of Sub-Adviser

Effective as of December 15, 2015, BTG Pactual Asset Management US, LLC (“BTG”) will no longer serve as a sub-adviser with respect to each Fund. The assets managed by BTG will be reallocated by Blackstone Alternative Investment Advisors LLC, the investment adviser to each Fund, to the other sub-advisers. Therefore, all references to BTG in the Prospectuses and the Statement of Additional Information are hereby removed.

Blackstone Alternative Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Manager Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 7, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Removal of Sub-Adviser

Effective as of December 15, 2015, BTG Pactual Asset Management US, LLC (“BTG”) will no longer serve as a sub-adviser with respect to each Fund. The assets managed by BTG will be reallocated by Blackstone Alternative Investment Advisors LLC, the investment adviser to each Fund, to the other sub-advisers. Therefore, all references to BTG in the Prospectuses and the Statement of Additional Information are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 7, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Removal of Sub-Adviser

Effective as of December 15, 2015, BTG Pactual Asset Management US, LLC (“BTG”) will no longer serve as a sub-adviser with respect to each Fund. The assets managed by BTG will be reallocated by Blackstone Alternative Investment Advisors LLC, the investment adviser to each Fund, to the other sub-advisers. Therefore, all references to BTG in the Prospectuses and the Statement of Additional Information are hereby removed.